Revenue, government financing for research expenditures and sales - Disclosure of variance of deferred revenue (Details) - Deferred revenue - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 37,912	€ 43,973
Recognition in P&L	(34,075)	(6,095)
Proceeds	47,687	0
Transfer from / (to) collaboration liabilities	(34,094)	188
Contract liabilities at end of period	17,427	38,066
Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	20,159	26,572
Recognition in P&L	(16,440)	(6,095)
Proceeds	47,687	0
Transfer from / (to) collaboration liabilities	(34,094)	188
Contract liabilities at end of period	17,310	20,665
IPH5201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	0
Recognition in P&L	0	0
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	0	0
Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	17,400	17,400
Recognition in P&L	(17,400)	0
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	0	€ 17,400
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	353
Recognition in P&L	(235)
Proceeds	0
Transfer from / (to) collaboration liabilities	0
Contract liabilities at end of period	€ 117